Commitments and contingencies (Details) € in Thousands			1 Months Ended	12 Months Ended
	Sep. 30, 2026 EUR (€) item	Apr. 05, 2024 item	Oct. 31, 2026 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 18, 2025 EUR (€)
Commitments and contingencies
Residual value guarantees in lease contracts	€ 1,217,664			€ 1,080,041
Certain conduct that might violate anti-bribery laws
Commitments and contingencies
Payment required as result of court ruling			€ 1,053
Unfair or exclusionary conduct in violation of Section 5 of the FTC act
Commitments and contingencies
Number of civil investigative demands (CIDs) from U.S. Federal Trade Commission | item		2
Antimonopoly Committee of Ukraine investigation | Ukrainian subsidiary
Commitments and contingencies
Amount of fine imposed					€ 543
Antimonopoly Committee of Ukraine investigation | Ukrainian subsidiary | Maximum
Commitments and contingencies
Percentage of revenues which were earned and subject to regulations				0.10%
Arizona state court
Commitments and contingencies
Number of putative class action lawsuits | item	0